United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2007

Date of reporting period: 08/31/2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (99.32%)

Agriculture, Foods, & Beverage (9.03%)
Archer-Daniels-Midland Co.	3,477,500	$117,191,750
Campbell Soup Co.	92,000	3,473,000
Kellogg Co.	930,000	51,084,900
McCormick & Co. Inc.	428,600	15,361,024
PepsiCo Inc.	641,400	43,634,442
Sysco Corp.	994,800	33,206,424
The Coca-Cola Co.	1,027,300	55,248,194
The Hershey Co.	304,600	14,163,900

		333,363,634

Banks (6.67%)
Bank of America Corp.	1,048,527	53,139,348
Fifth Third Bancorp	191,000	6,816,790
M&T Bank Corp.	213,400	22,594,792
Northern Trust Corp.	315,000	19,359,900
Popular Inc.	1,724,503	21,280,367
SunTrust Banks Inc.	334,600	26,349,750
Wells Fargo & Co.	2,643,100	96,578,874

		246,119,821

Building Materials & Construction (2.53%)
Vulcan Materials Co.	1,039,200	93,538,392

Chemicals (7.06%)
Air Products & Chemicals Inc.	830,000	74,708,300
E.I. du Pont de Nemours & Co.	496,104	24,185,070
International Flavors & Fragrances Inc.	561,000	28,179,030
Sigma-Aldrich Corp.	2,750,000	123,200,000
The Dow Chemical Co.	243,000	10,359,090

		260,631,490

Computer Software & Services (3.44%)
Automatic Data Processing Inc.	149,000	6,815,260
Check Point Software Technologies Ltd. (a)	129,850	3,046,281
Microsoft Corp.	3,235,500	92,955,915
SAP AG	444,800	24,013,840

		126,831,296

Computers (5.87%)
Hewlett-Packard Co.	3,019,400	149,007,390
International Business
Machines Corp.	580,000	67,680,200

		216,687,590

Consumer & Marketing (5.88%)
AptarGroup Inc.	677,405	24,610,124
Colgate-Palmolive Co.	436,300	28,935,416
Nestle SA ADR	456,800	49,666,539
The Procter & Gamble Co.	1,741,755	113,754,019

		216,966,098

Electronic/Electrical Mfg. (9.38%)
Agilent Technologies Inc. (a)	548,071	19,949,784
Applied Materials Inc.	1,662,700	35,515,272
Emerson Electric Co.	692,600	34,096,698
General Electric Co.	3,848,900	149,606,743
Intel Corp.	2,420,800	62,335,600
KLA-Tencor Corp.	247,200	14,206,584
Linear Technology Corp.	901,700	30,648,783

		346,359,464

Financial Services (3.66%)
Citigroup Inc.	1,485,633	69,646,475
Regions Financial Corp.	384,042	12,020,515
Wachovia Corp.	1,091,900	53,481,262

		135,148,252

Health Care (9.97%)
Abbott Laboratories	781,700	40,578,047
Eli Lilly & Co.	997,000	57,177,950
Johnson & Johnson	2,481,600	153,338,064
Medtronic Inc.	135,800	7,175,672
Merck & Co. Inc.	675,700	33,899,869
Pfizer Inc.	3,047,300	75,694,932

		367,864,534

Machinery & Manufacturing (5.52%)
3M Co.	497,000	45,222,030
Caterpillar Inc.	843,400	63,904,418
HNI Corp.	1,439,200	58,776,928
Illinois Tool Works Inc.	617,700	35,931,609

		203,834,985

Media & Broadcasting (3.59%)
CBS Corp. Class B	405,550	12,778,881
Reuters Group PLC ADR	155,433	12,139,317
The Walt Disney Co.	2,728,640	91,682,304
Viacom Inc. Class B (a)	405,550	16,003,003

		132,603,505

Mining & Metals (3.24%)
BHP Billiton PLC	941,859	27,710,184
Newmont Mining Corp.	36,700	1,550,942
Nucor Corp.	531,200	28,100,480
Rio Tinto PLC ADR	226,800	62,324,640

		119,686,246

Oil & Gas (14.43%)
Anadarko Petroleum Corp.	210,200	10,295,596

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
BG Group PLC	3,199,100	$51,220,822
Bill Barrett Corp. (a)	1,032,400	36,381,776
BP PLC ADR	626,392	42,193,765
Chevron Corp.	1,060,000	93,025,600
Devon Energy Corp.	212,204	15,981,083
Exxon Mobil Corp.	2,615,200	224,201,096
Royal Dutch Shell PLC ADR Class A	516,300	39,935,805
Spectra Energy Corp.	399,950	9,298,838
Tidewater Inc.	154,191	10,091,801

		532,626,182

Retailers (2.00%)
Home Depot Inc.	396,400	15,186,084
Wal-Mart Stores Inc.	1,339,100	58,424,933

		73,611,017

Telecom & Telecom Equipment (6.55%)
ADC Telecommunications Inc. (a)	257,142	4,705,699
Alcatel-Lucent Warrants (a)	25,216	832
AT&T Inc.	2,140,534	85,343,090
Cisco Systems Inc. (a)	1,640,100	52,351,992
Corning Inc.	1,284,600	30,021,102
Motorola Inc.	792,000	13,424,400
Nokia Corp. ADR	1,181,100	38,834,568
Verizon Communications Inc.	411,000	17,212,680

		241,894,363

Utilities & Energy (0.50%)
Duke Energy Corp.	1,010,500	18,532,570

Total Common Stocks
(cost $1,567,879,247)		3,666,299,439

Short-term Investments (0.36%)
JPMorgan Prime Money Market Fund	13,145,306	13,145,306

Total Short-term Investments
(cost $13,145,306)		13,145,306

TOTAL INVESTMENTS (99.68%)
(cost $1,581,024,553)		3,679,444,745
OTHER ASSETS, NET OF LIABILITIES (0.32%)		11,992,310

NET ASSETS (100.00%)		$3,691,437,055

(a)	Non-income producing security.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (63.63%)

Agriculture, Foods, & Beverage (5.73%)
Archer-Daniels-Midland Co.	940,561	$31,696,906
Campbell Soup Co.	26,000	981,500
Kellogg Co.	310,000	17,028,300
PepsiCo Inc.	110,100	7,490,103
Sysco Corp.	114,600	3,825,348
The Coca-Cola Co.	205,000	11,024,900
The Hershey Co.	51,300	2,385,450

		74,432,507

Banks (4.42%)
Bank of America Corp.	210,504	10,668,343
Fifth Third Bancorp	56,600	2,020,054
M&T Bank Corp.	37,700	3,991,676
Northern Trust Corp.	78,000	4,793,880
Popular Inc.	346,689	4,278,142
SunTrust Banks Inc.	54,300	4,276,125
Wells Fargo & Co.	747,600	27,317,304

		57,345,524

Building Materials & Construction (1.11%)
Vulcan Materials Co.	160,200	14,419,602

Chemicals (4.39%)
Air Products & Chemicals Inc.	230,000	20,702,300
E.I. du Pont de Nemours & Co.	108,705	5,299,369
International Flavors & Fragrances Inc.	120,000	6,027,600
Sigma-Aldrich Corp.	491,000	21,996,800
The Dow Chemical Co.	69,000	2,941,470

		56,967,539

Computer Software & Services (1.70%)
Automatic Data Processing Inc.	28,900	1,321,886
Microsoft Corp.	625,400	17,967,742
SAP AG	52,800	2,850,564

		22,140,192

Computers (4.23%)
Hewlett-Packard Co.	754,000	37,209,900
International Business Machines Corp.	152,100	17,748,549

		54,958,449

Consumer & Marketing (3.57%)
AptarGroup Inc.	113,100	4,108,923
Nestle SA ADR	101,000	10,981,437
The Procter & Gamble Co.	477,700	31,198,587

		46,288,947

Electronic/Electrical Mfg. (5.05%)
Agilent Technologies Inc. (a)	143,787	5,233,847
Applied Materials Inc.	182,000	3,887,520
Emerson Electric Co.	78,800	3,879,324
General Electric Co.	796,300	30,952,181
Intel Corp.	592,500	15,256,875
KLA-Tencor Corp.	45,100	2,591,897
Linear Technology Corp.	103,000	3,500,970
Texas Instruments Inc.	6,300	215,712

		65,518,326

Financial Services (2.51%)
Citigroup Inc.	307,000	14,392,160
Regions Financial Corp.	67,213	2,103,767
Wachovia Corp.	327,620	16,046,827

		32,542,754

Health Care (6.43%)
Abbott Laboratories	77,400	4,017,834
Allergan Inc.	154,800	9,289,548
Eli Lilly & Co.	212,000	12,158,200
Johnson & Johnson	417,700	25,809,683
Medtronic Inc.	21,600	1,141,344
Merck & Co. Inc.	144,100	7,229,497
Pfizer Inc.	960,000	23,846,400

		83,492,506

Machinery & Manufacturing (3.49%)
3M Co.	124,600	11,337,354
Caterpillar Inc.	262,400	19,882,048
HNI Corp.	160,000	6,534,400
Illinois Tool Works Inc.	130,600	7,597,002

		45,350,804

Media & Broadcasting (4.35%)
CBS Corp. Class B	49,450	1,558,170
Lee Enterprises Inc. Class A	42,000	729,540
Lee Enterprises Inc. Class B (b)	42,000	729,540
Reuters Group PLC ADR	200,433	15,653,817
The Walt Disney Co.	1,065,995	35,817,432
Viacom Inc. Class B (a)	49,450	1,951,297

		56,439,796

Mining & Metals (3.42%)
Newmont Mining Corp.	29,200	1,233,992
Nucor Corp.	436,800	23,106,720
Rio Tinto PLC ADR	73,250	20,129,100

		44,469,812

Oil & Gas (7.94%)
BG Group PLC	256,800	4,111,627
Bill Barrett Corp. (a)	100,000	3,524,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
BP PLC ADR	115,786	$7,799,345
Chevron Corp.	288,000	25,274,880
Devon Energy Corp.	76,170	5,736,363
Exxon Mobil Corp.	448,000	38,407,040
Royal Dutch Shell PLC ADR Class A	216,400	16,738,540
Spectra Energy Corp.	62,950	1,463,587

		103,055,382

Retailers (1.03%)
Home Depot Inc.	32,800	1,256,568
Wal-Mart Stores Inc.	276,700	12,072,421

		13,328,989

Telecom & Telecom Equipment (3.95%)
ADC Telecommunications Inc. (a)	147,542	2,700,019
AT&T Inc.	533,359	21,265,023
Cisco Systems Inc. (a)	282,800	9,026,976
Corning Inc.	372,300	8,700,651
Motorola Inc.	192,000	3,254,400
Nokia Corp. ADR	144,900	4,764,312
Verizon Communications Inc.	38,700	1,620,756

		51,332,137

Utilities & Energy (0.31%)
Duke Energy Corp.	217,000	3,979,780

Total Common Stocks
(cost $318,872,583)		826,063,046

Corporate Bonds (17.58%)

Agriculture, Foods, & Beverage (1.88%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,018,195
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	978,782
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,019,065
The Coca-Cola Co.
5.750%, 03/15/2011	3,000,000	3,091,839
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,019,451
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,132,351
Hershey Co.
5.300%, 09/01/2011	500,000	503,383
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,053,286
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,011,444

	Principal amount	Value
Corporate Bonds (Cont.)

Agriculture, Foods, & Beverage (Cont.)
Kraft Foods Inc.
6.250%, 06/01/2012	$1,000,000	$1,027,444
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,013,700
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	991,212
Hershey Co.
5.450%, 09/01/2016	500,000	496,843
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,023,438

		24,380,433

Automotive (0.26%)
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,826,816
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	510,903

		3,337,719

Banks (1.15%)
Bank of New York
5.050%, 03/03/2009	2,000,000	1,987,266
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	980,572
Wells Fargo & Co.
4.875%, 01/12/2011	1,000,000	989,579
Wachovia Corp.
5.350%, 03/15/2011	750,000	750,780
Charter One Bank FSB
5.500%, 04/26/2011	1,500,000	1,533,246
Bank of America Corp.
5.375%, 08/15/2011	500,000	502,665
Bank of New York
5.125%, 11/01/2011	500,000	500,579
Wachovia Corp.
5.700%, 08/01/2013	750,000	757,429
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	491,035
US Bank NA
4.950%, 10/30/2014	1,500,000	1,455,855
Wachovia Bank NA
5.600%, 03/15/2016	750,000	739,019
JP Morgan Chase
5.875%, 06/13/2016	500,000	505,578
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,016,995
5.300%, 03/15/2017	500,000	481,699
Wachovia Corp.
5.750%, 06/15/2017	750,000	745,615

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Banks (Cont.)
Deutsche Bank AG London
6.000%, 09/01/2017	$1,500,000	$1,513,381

		14,951,293

Building Materials & Construction (0.23%)
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,039,732

Chemicals (0.54%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,079,938
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	2,905,758
Praxair Inc.
5.375%, 11/01/2016	1,000,000	978,383

		6,964,079

Computers (0.35%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,017,781
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,506,524

		4,524,305

Consumer & Marketing (1.23%)
Avery Dennison Corp.
5.900%, 12/01/2008	5,000,000	5,024,605
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,107,487
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,185,532
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,051,927
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,554,522

		15,924,073

Electronic/Electrical Mfg. (0.31%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,045,981
5.375%, 10/15/2017	1,000,000	984,291

		4,030,272

Financial Services (1.18%)
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,105,690
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,169,077
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	988,917
HSBC Finance Corp.
5.700%, 06/01/2011	1,500,000	1,506,847
JPMorgan Chase & Co.
5.600%, 06/01/2011	1,000,000	1,008,773
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,080,464
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	482,774
Citigroup Inc.
5.300%, 01/07/2016	1,000,000	971,274
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	491,820
5.400%, 02/15/2017	500,000	492,060
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,002,656
Citigroup Inc.
6.000%, 08/15/2017	1,000,000	1,012,213

		15,312,565

Health Care (1.96%)
Abbott Laboratories
3.500%, 02/17/2009	1,000,000	980,681
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,114,603
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,134,661
Genentech Inc.
4.400%, 07/15/2010	1,000,000	983,753
Merck & Co. Inc.
5.125%, 11/15/2011	500,000	499,387
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,079,626
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,010,826
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,913,258
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,001,314
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	959,587
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,832,459
AstraZeneca PLC SP
5.400%, 06/01/2014	2,000,000	1,972,890
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,034,500
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	977,246
Amgen Inc. (c)
5.850%, 06/01/2017	1,000,000	979,585

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Johnson & Johnson
5.550%, 08/15/2017	$1,000,000	$1,016,775

		25,491,151

Machinery & Manufacturing (1.62%)
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,042,966
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,124,257
3M Co.
5.125%, 11/06/2009	3,000,000	3,023,706
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,161,808
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,211,623
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,088,328
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	927,718
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,458,484
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,034,949

		21,073,839

Media & Broadcasting (0.78%)
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,013,518
New York Times Co.
4.500%, 03/15/2010	500,000	492,581
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,040,599
The Walt Disney Co.
5.700%, 07/15/2011	2,000,000	2,040,926
New York Times Co.
5.000%, 03/15/2015	500,000	471,124
The Walt Disney Co.
6.000%, 07/17/2017	1,000,000	1,031,450

		10,090,198

Mining & Metals (0.61%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,085,078
BHP Billiton Finance
5.125%, 03/29/2012	500,000	499,524
5.250%, 12/15/2015	2,000,000	1,957,264
5.400%, 03/29/2017	500,000	490,882
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,192,390
5.870%, 02/23/2022	756,000	744,413

		7,969,551

Oil & Gas (0.81%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,018,234
BP Capital Markets PLC
4.875%, 03/15/2010	1,500,000	1,494,099
Shell International Finance
5.625%, 06/27/2011	2,000,000	2,044,158
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	501,996
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,004,774
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	498,735
Shell International Finance
5.200%, 03/22/2017	1,000,000	981,339

		10,543,335

Retailers (1.29%)
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,103,986
Home Depot Inc.
4.625%, 08/15/2010	2,000,000	1,944,240
McDonald’s Corp.
6.000%, 04/15/2011	3,000,000	3,082,101
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,016,744
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	953,197
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	942,777
Target Corp.
5.875%, 07/15/2016	1,300,000	1,306,343
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	972,541
Target Corp.
5.375%, 05/01/2017	1,500,000	1,455,412
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,008,565

		16,785,906

Telecom & Telecom Equipment (1.13%)
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,187,629
Vodafone Group PLC
5.500%, 06/15/2011	1,500,000	1,499,408
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,047,649
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,046,905
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,092,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Telecom & Telecom Equipment (Cont.)
Alltel Corp.
7.000%, 07/01/2012	$2,000,000	$1,831,478

		14,705,069

Utilities & Energy (2.25%)
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,008,430
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,156,876
IES Utilities
6.750%, 03/15/2011	2,000,000	2,101,330
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,133,128
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,106,440
Pacificorp
6.900%, 11/15/2011	2,000,000	2,121,822
Commonwealth Edison
5.400%, 12/15/2011	1,000,000	993,932
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,179,991
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	1,960,106
Georgia Power
5.250%, 12/15/2015	2,000,000	1,954,870
Union Electric Co.
5.400%, 02/01/2016	2,000,000	1,941,704
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	971,979
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	996,726
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	512,203

		29,139,537

Total Corporate Bonds
(cost $225,299,128)		228,263,057

Foreign Government Bonds (0.19%)

Province of New Brunswick
5.20%, 02/21/2017	2,500,000	2,514,225

Total Foreign Government Bonds
(cost $2,491,129)		2,514,225

Government Agency Securities (0.85%) (d)

Federal National Mortgage Association
6.000%, 05/15/2008	10,000,000	10,058,490

	Shares or principal amount	Value
Government Agency Securities (con’t)

Tennessee Valley Authority
5.500%, 07/18/2017	$1,000,000	$1,030,410

Total Government Agency Securities
(cost $10,942,935)		11,088,900

U.S. Treasury Obligations (16.42%)

U.S. Treasury Notes
3.000%, 11/15/2007	20,000,000	19,964,060
5.500%, 02/15/2008	4,000,000	4,022,500
3.125%, 10/15/2008	15,000,000	14,817,180
5.750%, 08/15/2010	5,000,000	5,215,625
5.000%, 08/15/2011	5,000,000	5,147,655
4.875%, 02/15/2012	10,000,000	10,270,310
4.375%, 08/15/2012	9,500,000	9,569,768
3.875%, 02/15/2013	10,000,000	9,806,250
3.625%, 05/15/2013	10,000,000	9,664,840
4.250%, 08/15/2013	10,000,000	9,966,410
4.250%, 11/15/2013	10,000,000	9,966,410
4.000%, 02/15/2014	10,000,000	9,809,380
4.250%, 11/15/2014	20,000,000	19,803,120
4.000%, 02/15/2015	15,000,000	14,585,160
4.125%, 05/15/2015	20,000,000	19,576,560
5.125%, 05/15/2016	20,000,000	20,856,240
4.625%, 02/15/2017	20,000,000	20,114,060

Total U.S. Treasury Obligations
(cost $212,377,576)		213,155,528

Short-term Investments (0.70%)
JPMorgan Prime Money Market Fund	9,041,959	9,041,959

Total Short-term Investments
(cost $9,041,959)		9,041,959

TOTAL INVESTMENTS (99.37%)
(cost $779,025,310)		1,290,126,715
OTHER ASSETS, NET OF LIABILITIES (0.63%)		8,141,813

NET ASSETS (100.00%)		$1,298,268,528

(a)	Non-income producing security.
(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At August 31, 2007, the fair value of this security amounted to $729,540 or 0.06% of net assets.
(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the value of these securities amounted to $979,585 or 0.08% of net assets.
(d)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Shares or Principal amount	Value
U.S. Treasury Obligations (85.55%)

U.S. Treasury Notes
5.500%, 02/15/2008	$13,150,000	$13,223,969
5.625%, 05/15/2008	5,000,000	5,038,280
3.250%, 08/15/2008	5,000,000	4,949,220
4.750%, 11/15/2008	10,000,000	10,057,030
3.000%, 02/15/2009	5,000,000	4,914,060
3.125%, 04/15/2009	8,000,000	7,866,248
5.500%, 05/15/2009	10,000,000	10,209,380
6.000%, 08/15/2009	11,000,000	11,369,534
6.500%, 02/15/2010	15,000,000	15,791,010
4.000%, 04/15/2010	10,000,000	9,954,690
5.750%, 08/15/2010	10,000,000	10,431,250
5.000%, 02/15/2011	10,000,000	10,273,440
5.000%, 08/15/2011	6,000,000	6,177,186
4.500%, 09/30/2011	10,000,000	10,096,090
4.875%, 02/15/2012	10,000,000	10,270,310
4.500%, 04/30/2012	10,000,000	10,101,560
4.875%, 06/30/2012	10,000,000	10,264,060
3.625%, 05/15/2013	10,000,000	9,664,840
4.250%, 08/15/2013	10,000,000	9,966,410

Total U.S. Treasury Obligations
(cost $180,897,180)		180,618,567

Short-term Investments (12.91%)
JPMorgan Prime Money Market Fund	16,271,388	16,271,388
New Center Asset Trust, 5.650%, 09/04/2007	11,000,000	10,994,820

Total Short-term Investments
(cost $27,266,208)		27,266,208

TOTAL INVESTMENTS (98.46%)
(cost $208,163,388)		207,884,775
OTHER ASSETS, NET OF LIABILITIES (1.54%)		3,254,374

NET ASSETS (100.00%)		$211,139,149

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (98.86%) (b)

Alabama (0.94%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,163,000
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,119,120

					4,282,120

Alaska (1.97%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (c)	5.625%	09/01/2013	Aaa	1,500,000	1,578,390
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,318,220
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (c)	5.000%	03/01/2015	Aaa	1,465,000	1,492,557
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Aaa	585,000	585,643
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	Aaa	295,000	295,324
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AAA	1,000,000	988,180
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Aaa	645,000	647,445
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	Aaa	1,110,000	1,114,207

					9,019,966

Arizona (1.96%)
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A+	1,000,000	1,027,290
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A+	1,200,000	1,263,432
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A+	2,500,000	2,705,725
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	946,674
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	Aaa	525,000	535,133
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aaa	2,500,000	2,501,825

					8,980,079

Arkansas (3.22%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,268,350
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,103,680
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds	4.000%	06/01/2015	A1	960,000	954,269
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,022,662
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,302,576
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,111,687
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,156,848

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Arkansas (Cont.)
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aaa	$1,800,000	$1,798,056

					14,718,128

California (8.20%)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (c)	5.000%	12/01/2007	AA	2,830,000	2,840,103
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2007 @ 100) (c)	5.000%	12/01/2008	AA	1,500,000	1,505,355
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A1	3,600,000	3,761,712
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	Aaa	1,000,000	1,068,560
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,632,731
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A1	3,000,000	3,207,720
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003 (Prerefunded to 07-01-2013 @ 100) (c)	5.375%	07/01/2016	Aaa	3,905,000	4,238,175
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A1	3,250,000	3,384,615
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,418,441
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,191,500
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,640,434
State of California, General Obligation Bonds (Prefunded 12-01-2010 @ 100) (c)	5.000%	12/01/2017	A1	300,000	312,624
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A	4.750%	08/01/2022	Aaa	1,160,000	1,179,210
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	3,000,000	2,964,540
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	Aaa	1,685,000	1,698,193
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2023	Aaa	1,435,000	1,447,355

					37,491,268

Colorado (5.36%)
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity) (c)	5.500%	12/15/2009	Aa2	2,000,000	2,078,280
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (c)	5.000%	12/15/2012	Aaa	3,135,000	3,177,762
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,899,093
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,853,460
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (c)	5.250%	12/15/2013	Aaa	1,250,000	1,327,463

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Colorado (Cont.)
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2014	Aaa	$1,135,000	$1,215,778
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2014	Aaa	1,365,000	1,448,879
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aaa	510,000	539,396
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.500%	12/01/2015	Aaa	1,170,000	1,253,269
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002 (Prerefunded to 12-01-2011 @ 100) (c)	5.250%	12/01/2016	Aaa	1,530,000	1,624,019
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	1,905,000	1,953,920
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,026,560
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aaa	600,000	617,190
El Paso County, School District No. 2 Harrison, (El Paso County, Colorado), General Obligation Refunding Bonds, Series 2007	4.250%	12/01/2019	Aaa	1,035,000	1,017,488
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 2007	4.250%	12/01/2021	Aaa	2,490,000	2,466,245

					24,498,802

Connecticut (1.82%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (c)	5.125%	11/15/2016	Aa3	5,000,000	5,280,150
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	628,224
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (c)	4.750%	06/15/2018	Aaa	400,000	407,900
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	2,000,000	2,004,400

					8,320,674

Delaware (0.51%)
State Of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	2,375,000	2,333,818

Florida (2.97%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,221,294
JEA St. Johns River Power Park System, Refunding Revenue Bonds, Issue Two, Series Seventeen	5.000%	10/01/2018	AA-	4,000,000	4,130,600
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aaa	2,025,000	2,036,401
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006B	4.500%	07/01/2020	Aaa	1,220,000	1,220,634
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	976,220

					13,585,149

Georgia (4.36%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	3,760,848

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Georgia (Cont.)
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	$2,000,000	$2,147,140
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (c)	5.000%	08/01/2011	Aaa	2,075,000	2,140,383
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	3,204,349
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to Maturity) (c)	5.750%	03/01/2012	Aaa	50,000	54,225
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,322,980
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	Aaa	5,000,000	5,304,100

					19,934,025

Hawaii (1.21%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (c)	5.400%	09/01/2009	Aaa	2,225,000	2,263,114
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	Aa2	2,945,000	3,201,628
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (c)	6.375%	03/01/2011	Aa2	55,000	59,830

					5,524,572

Idaho (0.60%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,747,392
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	Aaa	1,000,000	1,011,460

					2,758,852

Illinois (4.89%)
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (c)	5.000%	12/30/2011	Aa3	2,400,000	2,469,144
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	3,750,000	4,097,888
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000 (Prerefunded to 12-15-2010 @ 100) (c)	5.000%	12/15/2012	Aaa	2,000,000	2,081,960
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,156,800
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (c)	4.900%	10/01/2013	Aaa	2,785,000	2,822,096
Community Unit School District Number 200, DuPage County, Illinois (Wheaton- Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (c)	5.050%	02/01/2015	Aaa	2,195,000	2,236,968
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,101,388
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,155,121
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	991,560
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,717,139

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Illinois (Cont.)
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds, Series B of 2006	4.375%	12/01/2020	Aaa	$1,565,000	$1,534,842

					22,364,906

Indiana (1.50%)
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,370,291
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,762,639
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,745,353

					6,878,283

Iowa (1.63%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,385,149
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C (Urban Renewal)	4.000%	06/01/2015	Aa2	990,000	990,604
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aaa	975,000	977,652
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	890,511
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aaa	1,200,000	1,207,860

					7,451,776

Kansas (2.94%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	2,904,362
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,208,540
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,420,000	1,442,322
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,013,930
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,288,274
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	704,364
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,051,110
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	910,000	962,571
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa2	980,000	980,353
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aaa	890,000	880,317

					13,436,143

Kentucky (2.07%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,799,995
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,717,164
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,800,788

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Kentucky (Cont.)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aaa	$1,275,000	$1,289,076
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aaa	1,865,000	1,874,642

					9,481,665

Louisiana (1.38%)
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,153,280
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	Aaa	1,500,000	1,568,790
Caddo Parish, Louisiana, General Obligation Bonds, Series 2007	4.500%	02/01/2020	Aaa	580,000	576,706

					6,298,776

Maine (0.96%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa1	900,000	901,404
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa1	3,515,000	3,503,893

					4,405,297

Maryland (1.02%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (c)	4.875%	05/01/2013	Aaa	200,000	203,556
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	474,019
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,109,210
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	755,000	750,032
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,112,780

					4,649,597

Massachusetts (1.46%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	135,567
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,196,665
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa2	5,000,000	5,358,250

					6,690,482

Michigan (2.65%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa3	3,140,000	3,254,579
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation—Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (c)	5.550%	05/01/2011	Aaa	2,500,000	2,615,175
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,510,995
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	1,000,000	1,016,650
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,016,960

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Michigan (Cont.)
Grosse Pointe Public School System, County of Wayne, State of Michigan, 2007 Refunding Bonds, (Unlimited Tax General Obligation)	4.375%	05/01/2020	Aaa	$685,000	$674,177
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation—Unlimited Tax)	4.750%	05/01/2022	Aaa	2,000,000	2,032,420

					12,120,956

Minnesota (0.88%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,052,020
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	965,000	957,502

					4,009,522

Mississippi (1.99%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,175,000
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,208,680
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,629,479
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,014,070
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aaa	475,000	473,019
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aaa	525,000	522,811
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aaa	500,000	502,365
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aaa	550,000	552,602

					9,078,026

Missouri (2.35%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program)	5.450%	03/01/2011	AA+	1,235,000	1,293,897
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001 (Prerefunded to 02-01-2012 @ 100) (c)	5.125%	02/01/2016	Aaa	2,300,000	2,432,986
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District) General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aaa	2,000,000	2,029,200
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,560,000	1,547,567
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	2,000,000	1,924,280
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007 (d)	5.000%	03/01/2023	AAA	1,455,000	1,498,213

					10,726,143

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Montana (0.11%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA-	$490,000	$507,199

Nebraska (3.94%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (c)	6.150%	02/01/2012	Aa2	6,000,000	6,361,680
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,635,550
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,122,640
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2018	Aaa	2,140,000	2,183,998
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005.	4.500%	11/15/2019	Aaa	2,140,000	2,170,645
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aaa	1,565,000	1,535,469

					18,009,982

New Hampshire (1.60%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	535,873
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,754,380
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	Aaa	2,555,000	2,522,040
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	Aaa	1,500,000	1,523,745

					7,336,038

New Jersey (2.23%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,562,590
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	1,350,000	1,304,086
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aaa	1,340,000	1,324,188

					10,190,864

New York (1.44%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,090,500
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	989,580
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	Aaa	2,000,000	2,102,920
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aaa	695,000	686,236
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aaa	725,000	708,042

					6,577,278

North Carolina (0.83%)
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa2	855,000	851,443
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2007	4.250%	03/01/2021	Aaa	3,000,000	2,930,700

					3,782,143

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

North Dakota (0.72%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	$1,915,000	$2,016,227
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,286,385

					3,302,612

Ohio (4.22%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,095,460
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,071,120
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001 (Prerefunded to 06-01-2011 @ 100) (c)	5.250%	12/01/2013	Aaa	2,780,000	2,923,059
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001 (Prerefunded to 12-01-2011 @ 100) (c)	5.000%	12/01/2013	Aa1	1,900,000	1,998,268
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999 (Prerefunded 12-01-2009 @ 101) (c)	4.900%	12/01/2015	Aaa	1,970,000	2,040,979
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003 (Prerefunded to 06-01-2011 @ 100) (c)	5.000%	12/01/2016	Aa1	1,140,000	1,190,434
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,405,387
Indian Hill, Ohio, Exempt Village School Dist, Hamilton County	4.375%	12/01/2020	Aaa	1,580,000	1,563,473

					19,288,180

Oklahoma (0.66%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,733,894
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,294,071

					3,027,965

Oregon (3.21%)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	3,500,000	3,723,825
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (c)	5.500%	06/15/2014	Aaa	1,880,000	2,000,226
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	Aaa	3,640,000	3,886,428
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,288,165
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	517,150
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,701,862

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Oregon (Cont.)
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	$570,000	$553,584

					14,671,240

Pennsylvania (2.21%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,093,880
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,099,832
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,136,362
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,088,236
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,201,621
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,050,210
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds, Series of 2006	4.375%	11/15/2021	Aaa	2,500,000	2,459,600

					10,129,741

Rhode Island (0.22%)
State of Rhode Island and Providence Plantations General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A (d)	4.750%	08/01/2023	Aaa	1,000,000	1,010,200

South Carolina (1.65%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,787,243
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,878,102
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	1,800,000	1,823,040
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	Aaa	1,000,000	1,039,280

					7,527,665

South Dakota (0.29%)
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aaa	1,370,000	1,341,545

Tennessee (3.51%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,521,555
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,459,479
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,040,203
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	2,705,000	2,886,911
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aaa	2,115,000	2,165,612

					16,073,760

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Texas (3.34%)
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	$1,000,000	$1,007,230
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,516,547
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,122,880
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 02-01-2010 @ 100) (c)	5.750%	02/01/2012	Aa1	2,000,000	2,093,000
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,181,771
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	760,605
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 08-01-2009 @ 100) (c)	4.750%	08/01/2015	Aaa	250,000	255,055
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AAA	1,535,000	1,593,852
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aaa	490,000	494,444
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aaa	470,000	472,477
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007 (d)	5.000%	08/15/2022	AAA	375,000	385,946
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007 (d)	5.000%	08/15/2023	AAA	395,000	404,634

					15,288,441

Utah (0.82%)
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,329,107
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aaa	2,375,000	2,419,365

					3,748,472

Virginia (2.07%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,101,320
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 08-01-2009 @ 101) (c)	5.000%	08/01/2016	Aaa	1,350,000	1,396,062
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aaa	1,020,000	1,035,851
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,494,661
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006	4.125%	12/01/2020	Aaa	2,500,000	2,446,175

					9,474,069

Washington (3.30%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,146,884
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,659,677

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Washington (Cont.)
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA	$65,000	$68,413
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,005,210
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,575,638
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	2,055,000	2,065,850
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	736,415
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,056,460
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	768,446

					15,082,993

West Virginia (0.16%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (c)	5.000%	06/01/2013	Aaa	740,000	754,548

Wisconsin (3.49%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,602,025
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,191,489
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,231,056
City of Madison, Wisconsin, General Obligation Promissory Notes, Series 2005-A	4.000%	10/01/2015	Aaa	1,730,000	1,730,450
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001 (Prerefunded to 01-01-2012 @ 100) (c)	5.375%	01/01/2016	Aaa	2,985,000	3,184,099
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aaa	545,000	559,126
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B (d)	4.750%	10/01/2022	Aaa	800,000	815,608
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aaa	2,335,000	2,358,747
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B (d)	4.750%	10/01/2023	Aaa	300,000	304,374

					15,976,974

Total Long-term Municipal Bonds
(cost $446,059,237)					452,140,934

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2007

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Short-term Municipal Bonds (0.77%)

Kansas (0.77%)
State of Kansas, Department of Transportation, Adjustable Tender Highway Revenue Refunding Bonds, Series 2002B-3 (e)	3.950%	09/01/2019	Aa2	$3,500,000	$3,500,000

Total Short-term Municipal Bonds
(cost $3,499,900)					3,500,000

Short-term Investments (0.09%)
JPMorgan Tax Free Money Market Fund				408,226	408,226

Total Short-term Investments
(cost $408,226)					408,226

TOTAL INVESTMENTS (99.72%)
(cost $449,967,363)					456,049,160
OTHER ASSETS, NET OF LIABILITIES (0.28%)					1,300,052

NET ASSETS (100.00%)					$457,349,212

(a)	Ratings are not audited and represent the lower of Moody’s or S&P ratings.
(b)	Long-term Municipal Bonds consisted of 20.52% Advanced Refund Bonds, 51.46% General Obligation Bonds and 28.02% Municipal Revenue Bonds.
(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
(d)	Securities purchased on a “when-issued” basis.
(e)	Variable Rate Demand Note. Rate resets weekly. Rate shown reflects the rate in effect at the end of the period.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in fixed income securities to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are generally valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be fair valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees, A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value a Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2007, the Municipal Bond Fund had commitments of $4,359,619 (representing 0.95% of net assets) for when-issued securities.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of August 31, 2007, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for the Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,581,024,553	$2,134,774,790	$(36,354,598)	$2,098,420,192
Balanced Fund	779,205,287	516,627,229	(5,705,801)	510,921,428
Interim Fund	208,163,388	867,835	(1,146,448)	(278,613)
Municipal Bond Fund	449,967,363	8,313,399	(2,231,602)	6,081,797

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at August 31, 2007. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date October 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date October 24, 2007

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date October 24, 2007